CONVERTIBLE NOTES	12 Months Ended
Mar. 31, 2021
CONVERTIBLE NOTES
CONVERTIBLE NOTES

17. CONVERTIBLE NOTES

	March 31,	March 31,
	2020	2021
	RMB	RMB

2020 Notes	345,939	—
2021 Notes	36,595	—
2024 Notes	1,679,130	1,614,040
Less: debt issuance cost	(7,085)	—
	2,054,579	1,614,040

17. CONVERTIBLE NOTES (CONTINUED)

Description of 2020 Notes

On July 12, 2019, the Company entered into a convertible note purchase agreement with PacificBridget Diamond CB Fund 1 with an aggregate principal amount of US$6.2 million bearing interest rate of 10% per annum due on July 12, 2020 and US$14.4 million bearing interest rate of 11% per annum due on October 12, 2020. Debt issuance cost was US$0.4 million. The Company also entered into a convertible note purchase agreement with PacificBridget Diamond CB Fund 2 on the same day with an aggregate principal amount of US$1.5 million bearing interest rate of 10% per annum due on July 12, 2020 and US$2.7 million bearing interest rate of 11% per annum due on October 12, 2020. Debt issuance cost was US$0.1 million and is being amortized to interest expense. The Notes may be converted, at an initial conversion rate of 200.4 ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$4.99 per ADS) upon maturity.

On August 16, 2019, the Company entered into a convertible note purchase agreement with PacificBridget Inner Circle Mezzanine 1 with an aggregate principal amount of US$6.58 million bearing interest rate of 10% per annum due on August 16, 2020. Debt issuance cost was US$0.1 million. The Company also entered into a convertible note purchase agreement with PacificBridget TMT Mezzanine 1 on the same day with an aggregate principal amount of US$7.93 million bearing interest rate of 11% per annum due on November 12, 2020. Debt issuance cost was US$0.2 million and is being amortized to interest expense. The Notes may be converted, at an initial conversion rate of 198.06 ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$5.05 per ADS) upon maturity.

On October 10, 2019, the Company entered into a convertible note purchase agreement with PacificBridget Global Mezzanine 1 with an aggregate principal amount of US$5.77 million bearing interest rate of 10% per annum due on October 9, 2020. Debt issuance cost was US$0.1 million and is being amortized to interest expense. The Notes may be converted, at an initial conversion rate of 196.08 ADSs per US$1,000 principal amount of the Notes (which represents an initial conversion price of US$5.10 per ADS) upon maturity.

Above convertible notes together are called 2020 Notes.

Description of 2021 Notes

On November 18, 2019, the Company entered into a convertible note purchase agreement with PacificBridge Overseas Pionner 1 with an aggregate principal amount of US$4.92 million bearing interest rate of 11% per annum due on February 7, 2021. Debt issuance cost was US$0.1 million and is being amortized to interest expense. 2021 Notes may be converted, at an initial conversion rate of 196.1 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$5.10 per ADS) upon maturity.

On July 23, 2020, the Company entered into agreements with 2020 and 2021 Notes holders to amend the terms of the convertible notes. Pursuant to the agreements, 2020 and 2021 Notes holders agreed that the conversion prices of the original convertible notes were adjusted to the Company’s volume weighted average price for the last 30 trading days prior to the signing of the agreements multiplied by 78%, and 2020 and 2021 Notes holders converted all the convertible notes into the Company’s Class A ordinary shares upon the signing of the agreements. On the same day, 2020 and 2021 Notes holders converted all the convertible notes they held into 136,279,973 Class A ordinary shares of the Company at such adjusted conversion price. As a result, a total of RMB 121.1 million inducement charge was recorded on that day.

17. CONVERTIBLE NOTES (CONTINUED)

Description of 2024 Notes

The Company entered into a convertible note purchase agreement with affiliates of 58.com, Warburg Pincus, TPG and certain other investors on May 28, 2019, pursuant to which the Company issued and sold convertible notes in an aggregate principal amount of US$230 million on June 10, 2019 bearing 3.75% interest rate per annum due on June 9, 2024 (“2024 Notes”). Early redemption is permitted if requested by holders in advance in writing three years after June 9, 2019. 2024 Notes may be converted, at an initial conversion rate of 323.6246 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$3.09 per ADS) upon maturity.

The Company has accounted for the 2020 Notes, 2021 Notes and 2024 Notes as a single instrument each. The value of the 2020 Notes, 2021 Notes and 2024 Notes are measured by the cash received. The debt issuance cost was recorded as a reduction to the long-term debts and are amortized as interest expenses using the effective interest method.